Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components of right-of-use assets

(a)Right-of-use assets

			Buildings, vehicles
		Containers and	and other tangible
	Vessels	equipment	assets	Total
	US $’000
Balance as at January 1, 2020	600,480	408,003	49,813	1,058,296
Additions	284,756	152,481	11,599	448,836
Depreciation	(180,690)	(84,119)	(15,841)	(280,650)
Other (*)	122,132	(10,295)	2,340	114,177
Balance as at December 31, 2020	826,678	466,070	47,911	1,340,659

			Buildings, Vehicles
		Containers and	and other tangible
	Vessels	equipment	assets	Total
	US $’000
Balance as at January 1, 2019	491,333	317,360	242	808,935
IFRS 16 Adoption	140,442	73,174	41,453	255,069
Additions	100,466	114,685	22,067	237,218
Depreciation	(131,050)	(69,700)	(13,716)	(214,466)
Other (*)	(711)	(27,516)	(233)	(28,460)
Balance as at December 31, 2019	600,480	408,003	49,813	1,058,296

(*)Mainly modifications, see also Note 5.

(

Schedule of maturity analysis of the Group's lease liabilities, amounts recognized in profit or loss and amounts recognized in the statement of cash flows

(b)Maturity analysis of the Group’s lease liabilities

	As at December 31
	2020	2019
	US $’000
Less than one year	362,176	215,576
One to five years	588,028	425,780
More than five years	223,812	215,970
Total	1,174,016	857,326

The Group’s lease liabilities are mostly denominated in USD, discounted, as of December 31, 2020, by interest rates with weighted average of 11%.

(c)Amounts recognized in profit or loss

	2020	2019
	US $’000
Interest expenses on lease liabilities	102,480	97,620
Expenses relating to short-term leases:
Vessels	121,115	181,856
Containers	27,049	27,417
Capital gains related to sale and leaseback transactions		3,619

(d)Amounts recognized in the statement of cash flows

	2020	2019
	US $’000
Cash outflow related to lease liabilities	368,931	319,166